Investment Securities - Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross Unrealized Losses
Less than twelve months	$ (27,757)	$ (44,874)
Over twelve months	(36,084)	(2,677)
Total	(63,841)	(47,551)
Estimated Fair Value
Less than twelve months	2,813,985	2,526,660
Over twelve months	1,304,515	102,762
Total	4,118,500	2,629,422
Gross Unrealized Losses
Less than twelve months	(265)	(463)
Over twelve months	(660)	(487)
Total	(925)	(950)
Estimated Fair Value
Less than twelve months	66,150	22,890
Over twelve months	22,300	10,960
Total	88,450	33,850
U.S. Government-Sponsored Enterprise Obligations
Gross Unrealized Losses
Less than twelve months	(254)	(549)
Over twelve months	(152)	0
Total	(406)	(549)
Estimated Fair Value
Less than twelve months	29,744	150,554
Over twelve months	9,848	0
Total	39,592	150,554
Obligations of State and Political Subdivisions
Gross Unrealized Losses
Less than twelve months	(326)	(5,207)
Over twelve months	(1,167)	0
Total	(1,493)	(5,207)
Estimated Fair Value
Less than twelve months	31,601	148,059
Over twelve months	68,609	0
Total	100,210	148,059
Mortgage-Backed Securities
Gross Unrealized Losses
Less than twelve months	(26,263)	(38,667)
Over twelve months	(34,765)	(2,624)
Total	(61,028)	(41,291)
Estimated Fair Value
Less than twelve months	2,677,338	2,191,563
Over twelve months	1,226,058	98,912
Total	3,903,396	2,290,475
Other Securities
Gross Unrealized Losses
Less than twelve months	(914)	(451)
Over twelve months	0	(53)
Total	(914)	(504)
Estimated Fair Value
Less than twelve months	75,302	36,484
Over twelve months	0	3,850
Total	75,302	40,334
Obligations of State and Political Subdivisions
Gross Unrealized Losses
Less than twelve months	(263)	(133)
Over twelve months	(12)	0
Total	(275)	(133)
Estimated Fair Value
Less than twelve months	65,817	10,602
Over twelve months	3,031	0
Total	68,848	10,602
Mortgage-Backed Securities
Gross Unrealized Losses
Less than twelve months	(2)	(330)
Over twelve months	(648)	(487)
Total	(650)	(817)
Estimated Fair Value
Less than twelve months	333	12,288
Over twelve months	19,269	10,960
Total	$ 19,602	$ 23,248